ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

The movement of accumulated other comprehensive income (loss) is as follows:

Foreign currency translation adjustment
(RMB’000)
Balance as of December 31, 2013	(2,030)
Other comprehensive income	7,195

Balance as of December 31, 2014	5,165

Balance as of December 31, 2014, in US$’000	832